Trade and other payables: amounts falling due after more than one year (Tables)	6 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Deferred and Earnout Related Obligations
The following table sets out the movements of deferred and earnout related obligations during the period:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
At the beginning of the period	253.8	414.7	414.7
Earnouts paid	(88.5)	(57.9)	(130.0)
New acquisitions	2.9	3.9	9.6
Revision of estimates taken to goodwill	(3.0)	1.1	(14.3)
Revaluation of payments due to vendors (note 6)	(4.3)	8.4	1.1
Transfer to disposal group classified as held for sale	—	—	(11.5)
Exchange adjustments	5.7	1.3	(15.8)
At the end of the period	166.6	371.5	253.8

Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Payables

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Payments due to vendors (earnout agreements)	101.2	203.9	111.4
Liabilities in respect of put option agreements with vendors	120.5	223.0	151.4
Fair value of derivatives	0.6	—	21.2
Other creditors and accruals	164.0	140.8	199.3
	386.3	567.7	483.3

Trade and Other Payable [member]
Statement [LineItems]
Maturity Analysis for Non-derivative Financial Liabilities
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Within one year	65.4	167.6	142.4
Between 1 and 2 years	26.1	90.0	36.9
Between 2 and 3 years	15.5	44.1	37.5
Between 3 and 4 years	28.1	36.9	14.8
Between 4 and 5 years	27.8	22.4	9.7
Over 5 years	3.7	10.5	12.5
	166.6	371.5	253.8